Summary of Significant Accounting Policies - Summary of Useful Lives of Property and Equipment, net (Detail)	Dec. 31, 2023
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, years	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, years	11 years
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember